Government Bonds, Long-Term Notes Receivable And Other Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Government Bonds, Long-Term Notes Receivable And Other Assets	GOVERNMENT BONDS, LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS
A.    Promissory notes
On August 5, 2016, Petróleos Mexicanos received promissory notes issued by the Mexican Government as part of the Mexican Government’s assumption of a portion of the payment liabilities related to Petróleos Mexicanos and Subsidiary Entities’ pensions and retirement plans.
On November 19, 2020, Petróleos Mexicanos and the SHCP agreed to exchange 16 promissory notes in favor of Petróleos Mexicanos for 18 series of Mexican Government local bonds (the “Government Bonds”). The resources from the Government Bonds will be exclusively transferred to the FOLAPE for the payments related to its pension and retirement plan obligations.
The roll-forward related to the promissory notes as of December 31, 2020 is as follows:

	For the year ended December 31,
	2020(i)
Balance at the beginning of the year	Ps.	126,534,822
Collected promissory notes	(4,102,622)
Accrued interests	7,097,040
Interests received from promissory notes	(881,048)
Reversal of (impairment) of the promissory notes	8,000
Exchange from promissory notes to Bonds	(128,656,192)
Balance at the end of the period	Ps.	—
(i)Until November 19, 2020.
B.    Government bonds
As of December 31, 2022 and 2021, the balance of Government Bonds (see Note 15-A), includes Government Bonds valued at amortized cost as follows:

	2022		2021
Government bonds (1)	Ps.	110,179,517	Ps.	110,855,356
Less: current portion of Government Bonds, net of expected credit losses	46,526,257		1,253,451
Total long-term notes receivable	Ps.	63,653,260	Ps.	109,601,905
(1)As of December 31, 2022 and 2021, includes an expected credit loss of Ps. 9,717 and Ps. 13,038, respectively.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds were transferred to the FOLAPE for payments related to its pension and retirement plan obligations.
During the period from January 1 to December 31, 2022, interest income generated by the Government Bonds amounted to Ps. 7,534,938, of which Petróleos Mexicanos received payments in the amount of Ps. 7,455,715. During the period from January 1 to December 31, 2021, interest income generated by the Government Bonds amounted to Ps. 7,094,180, of which Petróleos Mexicanos received payments in the amount of Ps. 7,126,559.
As of December 31, 2022 and 2021 the Government Bonds consist of 17 series of development bonds (D Bonds, M Bonds and UDI Bonds) issued by the SHCP with maturities between 2023 and 2026, at nominal value of Ps. 102,492,032 and Ps. 913,482 in UDIs.
As of December 31, 2022 and 2021, the fair value of the transferred assets was Ps. 108,062,414 and Ps. 109,124,514, respectively and the fair value of the associated liabilities was Ps. 82,372,990 and Ps. 83,869,441, respectively, resulting in a net position of Ps. 25,689,424 and Ps. 25,255,073, respectively.
As of December 31, 2022 and 2021, the recorded liability was Ps. 90,577,596 (Ps. 89,739,938 of principal and Ps. 837,658 of interest) and Ps. 84,189,749 (Ps. 83,401,120 of principal and Ps. 788,629 of interest), respectively (see Note 16).
The roll-forward of the Mexican Bonds is as follows:

	December 31,
	2022		2021
Balance as of the beginning of the year	Ps.	110,855,356	Ps.	129,549,519
Government Bonds collected	—		(15,788,696)		(1)
Accrued interests	7,534,938		7,094,180
Interests received from bonds	(7,455,715)		(7,126,559)
Impact of the valuation of bonds in UDIs	491,975		459,149
Amortized cost	(1,250,358)		(3,336,781)
Reversal (Impairment) of bonds	3,321		4,544
Balance at the end of the year	Ps.	110,179,517	Ps.	110,855,356
(1)Government Bonds were collected on December 9, 2021.
C.    Long-term notes receivable
As of December 31, 2022 and 2021, the balance of long-term notes receivable was Ps. 1,334,126 and Ps. 1,646,290 and includes Ps. 783,999 and Ps. 833,473, respectively, of collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.
D.    Other assets
At December 31, 2022 and 2021, the balance of other assets was as follows:

	December 31,
	2022		2021
Payments in advance (1)	Ps.	26,515,825	Ps.	35,931,167
Other	2,565,824		2,327,872
Insurance	1,621,076		853,891
Total other assets	Ps.	30,702,725	Ps.	39,112,930
(1)Mainly advance payments to contractors for the construction of the Dos Bocas Refinery through PTI ID.